SUBSEQUENT EVENTS (Detail Textuals) - USD ($)	1 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2017	Dec. 28, 2017	Oct. 31, 2017	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Subsequent Event [Line Items]
Number of shares issued				20,000
Warrants to purchase				1,312,722	78,000
Term of warrants				3 years
Gross proceeds				$ 1,079,998		$ 1,440,000
Warrants Outstanding Weighted average exercise price					$ 1.75
Conversion price					70.00%
Stock options issued to employees					0	23,800,000	4,550,000
Additional capital				6,394,872
Proceeds from issuance of convertible notes					$ 2,249,000
Obligation to buy three month media				$ 1,650,000
Minimum
Subsequent Event [Line Items]
Term of warrants				1 year
Warrants Outstanding Weighted average exercise price				$ 0.81
Convertible notes term					6 months
Interest rate					0.00%
Maximum
Subsequent Event [Line Items]
Term of warrants				5 years
Warrants Outstanding Weighted average exercise price				$ 2.60
Convertible notes term					1 year
Interest rate					12.00%
Brighton Capital, Ltd
Subsequent Event [Line Items]
Number of warrants				50,000
Term of warrants				5 years
Warrants Outstanding Weighted average exercise price				$ 1.90
Air Lease Corporation
Subsequent Event [Line Items]
Additional common stock to be issued						393,512
Common Stock
Subsequent Event [Line Items]
Number of shares issued				1,312,722	1,240,617	16,491,358
Share price						$ 1.69
Gross proceeds				$ 1,597,123
Number of common stock issued for exercise of warrants				2,317,948
Common Stock | Minimum
Subsequent Event [Line Items]
Warrants Outstanding Weighted average exercise price					$ 0.91	1.25
Common Stock | Maximum
Subsequent Event [Line Items]
Warrants Outstanding Weighted average exercise price					$ 2.05	$ 3.25
Replacement warrants
Subsequent Event [Line Items]
Number of warrants				2,313,615
Term of warrants				3 years
Replacement warrants | Minimum
Subsequent Event [Line Items]
Warrants Outstanding Weighted average exercise price				$ 0.81
Replacement warrants | Maximum
Subsequent Event [Line Items]
Warrants Outstanding Weighted average exercise price				$ 0.88
Convertible Note
Subsequent Event [Line Items]
Warrants to purchase				18,000
Term of warrants				5 years
Warrants Outstanding Weighted average exercise price				$ 1.75
Amount of convertible notes issued				$ 4,299,433
Number of common stock issued in connection with convertible notes				279,277
Conversion price				70.00%
Proceeds from issuance of convertible notes				$ 3,717,750
Convertible Note | Minimum
Subsequent Event [Line Items]
Convertible notes term				6 months
Interest rate				0.00%
Convertible Note | Maximum
Subsequent Event [Line Items]
Convertible notes term				1 year
Interest rate				0.12%
Subsequent Event
Subsequent Event [Line Items]
Warrants to purchase	881,642
Term of warrants	3 years
Gross proceeds	$ 595,998
Stock options issued to employees		100,000
Stock options issued to employees, exercise price		$ 1.98
Additional capital	$ 3,661,871
Subsequent Event | Minimum
Subsequent Event [Line Items]
Warrants Outstanding Weighted average exercise price	$ 0.81
Subsequent Event | Maximum
Subsequent Event [Line Items]
Warrants Outstanding Weighted average exercise price	$ 2.60
Subsequent Event | Employment Agreement | Options To Purchase At January 15 Of 2018 | Chief Executive Officer
Subsequent Event [Line Items]
Stock options issued to employees			1,750,000
Stock options issued to employees, exercise price			$ 0.01
Subsequent Event | Employment Agreement | Options To Purchase At January 15 Of 2019 | Chief Executive Officer
Subsequent Event [Line Items]
Stock options issued to employees			1,750,000
Stock options issued to employees, exercise price			$ 1.75
Subsequent Event | Employment Agreement | Options To Purchase At January 15 Of 2020 | Chief Executive Officer
Subsequent Event [Line Items]
Stock options issued to employees			1,750,000
Stock options issued to employees, exercise price			$ 2.50
Subsequent Event | Brighton Capital, Ltd
Subsequent Event [Line Items]
Number of shares issued	20,000
Warrants to purchase	50,000
Term of warrants	5 years
Warrants Outstanding Weighted average exercise price	$ 1.90
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Number of shares issued	881,642
Gross proceeds	$ 1,597,123
Number of common stock issued for exercise of warrants	2,317,948
Subsequent Event | Replacement warrants
Subsequent Event [Line Items]
Number of warrants	2,313,615
Term of warrants	3 years
Subsequent Event | Replacement warrants | Minimum
Subsequent Event [Line Items]
Warrants Outstanding Weighted average exercise price	$ 0.81
Subsequent Event | Replacement warrants | Maximum
Subsequent Event [Line Items]
Warrants Outstanding Weighted average exercise price	$ 0.88
Subsequent Event | Convertible Note
Subsequent Event [Line Items]
Warrants to purchase	18,000
Term of warrants	5 years
Warrants Outstanding Weighted average exercise price	$ 1.75
Amount of convertible notes issued	$ 1,709,308
Number of common stock issued in connection with convertible notes	279,277
Conversion price	70.00%
Proceeds from issuance of convertible notes	$ 1,468,750
Subsequent Event | Convertible Note | Minimum
Subsequent Event [Line Items]
Convertible notes term	6 months
Interest rate	0.00%
Subsequent Event | Convertible Note | Maximum
Subsequent Event [Line Items]
Convertible notes term	1 year
Interest rate	0.12%